Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of trade and other payables

	30 June 2026	31 December 2025
	€’000	€’000
Trade payables	2,157	1,460
Payable to shareholders of Al Shola Gas - current	7,866	6,710
Bank borrowings - current	79	77
Lease liabilities - current	188	170
Payroll and payroll taxes	53	61
Other payables	441	351
Total trade and other payables	10,784	8,829